Document and Entity Information	12 Months Ended
Feb. 03, 2024
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	Macy’s, Inc.
Entity Central Index Key	0000794367
Amendment Flag	false